Offerings - Offering: 1	Aug. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.20 per share
Amount Registered | shares	31,990,880
Proposed Maximum Offering Price per Unit	22.00
Maximum Aggregate Offering Price	$ 703,799,360
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,751.68
Offering Note	1.a. The initial exercise price of the Warrants of $22.00 is being used to calculate the registration fee in accordance with Rule 457(g) of the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the Registration Statement.
1.b. Pursuant to Rule 416 under the Securities Act of 1933, the common stock, par value $0.20 per share (the “Common Stock”) being registered hereunder includes such indeterminable number of shares of Common Stock that may be offered or issued in connection with any stock split, stock dividend or similar transactions.